Long-term Debt	12 Months Ended
Jun. 28, 2020
Debt Disclosure [Abstract]
Long-term Debt	Long-term Debt
Revolving Line of Credit
As of June 28, 2020, the Company had a $125.0 million secured revolving line of credit (the Credit Agreement) under which the Company can borrow, repay and reborrow loans from time to time prior to its scheduled maturity date of January 9, 2023. On March 27, 2020, the Company entered into an amendment to the Credit Agreement to reduce the aggregate amount of the revolving line of credit available from $250.0 million to $125.0 million and to replace the Credit Agreement's financial covenants with a single covenant requiring the Company to maintain a ratio of certain cash equivalents and marketable securities to outstanding loans and letter of credit obligations greater than 1.25:1.
The Company classifies balances outstanding under the Credit Agreement as long-term debt in the consolidated balance sheets. As of June 28, 2020, the Company had no outstanding borrowings under the Credit Agreement, $125.0 million in available commitments under the Credit Agreement and $125.0 million available for borrowing. For the year ended June 28, 2020, the average interest rate was 0.00%. As of June 28, 2020, the unused line fee on available borrowings is 25 basis points.
2023 Convertible Notes
On August 24, 2018, the Company sold $500.0 million aggregate principal amount of 0.875% convertible senior notes due September 1, 2023 to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and an additional $75 million aggregate principal amount of such notes pursuant to the exercise in full of the over-allotment options of the underwriters (the 2023 Notes). The total net proceeds from the debt offerings was approximately $562.1 million.
The conversion rate will initially be 16.6745 shares of common stock per one thousand dollars in principal amount of 2023 Notes (equivalent to an initial conversion price of approximately $59.97 per share of common stock). The conversion rate will be subject to adjustment for some events, but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the maturity date, or following the Company's issuance of a notice of redemption, the Company will increase the conversion rate for a holder who elects to convert its 2023 Notes in connection with such a corporate event, or who elects to convert any 2023 Notes called for redemption during the related redemption period in certain circumstances. The Company may not redeem the 2023 Notes prior to September 1, 2021. The Company may redeem for cash all or any portion of the 2023 Notes, at its option, on a redemption date occurring on or after September 1, 2021 and on or before the 40th scheduled trading day immediately before the maturity date, if the last reported sales price of its common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides a notice of redemption, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption. The redemption price will be 100% of the principal amount of the 2023 Notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. If the Company undergoes certain fundamental changes related to the Company's common stock, holders may require the Company to repurchase for cash all or any portions of their 2023 Notes at a fundamental repurchase price equal to 100% of the principal amount of the 2023 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Holders may convert their 2023 Notes at their option at any time prior to the close of business on the business day immediately preceding March 1, 2023 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending December 31, 2018 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period in which the trading price per $1.0 thousand principal amount of 2023 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of its common stock and the conversion rate on each such trading day; (3) if the Company calls such 2023 Notes for redemption, at any time prior to the close of business on the second business day immediately preceding the redemption date; or (4) upon the occurrence of specified corporate events. On or after March 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2023 Notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company will pay or deliver cash, shares of its common stock, or a combination of cash and shares of its common stock, at the Company's election.
2026 Convertible Notes
On April 21, 2020, the Company sold $500.0 million aggregate principal amount of 1.75% convertible senior notes due May 1, 2026 to qualified institutional buyers pursuant to Rule 144A under the Securities Act and an additional $75.0 million aggregate principal amount of such notes pursuant to the exercise in full of the over-allotment options of the underwriters (the 2026 Notes). The total net proceeds from the debt offerings was approximately $561.4 million.
The conversion rate will initially be 21.1346 shares of common stock per one thousand dollars in principal amount of 2026 Notes (equivalent to an initial conversion price of approximately $47.32 per share of common stock). The conversion rate will be subject to adjustment for some events, but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the maturity date, or following the Company's issuance of a notice of redemption, the Company will increase the conversion rate for a holder who elects to convert its 2026 Notes in connection with such a corporate event, or who elects to convert any 2026 Notes called for redemption during the related redemption period in certain circumstances. The Company may not redeem the 2026 Notes prior to May 1, 2023. The Company may redeem for cash all or any portion of the 2026 Notes, at its option, on a redemption date occurring on or after May 1, 2023 and on or before the 40th scheduled trading day immediately before the maturity date, if the last reported sales price of its common stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides a notice of redemption, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption. The redemption price will be 100% of the principal amount of the 2026 Notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. If the Company undergoes certain fundamental changes related to the Company's common stock, holders may require the Company to repurchase for cash all or any portions of their 2026 Notes at a fundamental repurchase price equal to 100% of the principal amount of the 2026 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Holders may convert their 2026 Notes at their option at any time prior to the close of business on the business day immediately preceding November 3, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending June 30, 2020 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period in which the trading price per $1.0 thousand principal amount of 2026 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of its common stock and the conversion rate on each such trading day; (3) if the Company calls such 2026 Notes for redemption, at any time prior to the close of business on the second business day immediately preceding the redemption date; or (4) upon the occurrence of specified corporate events. On or after November 3, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2026 Notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company will pay or deliver cash, shares of its common stock, or a combination of cash and shares of its common stock, at the Company's election.
The Company used approximately $144.3 million of the net proceeds from the sale of the 2026 Notes to repurchase approximately $150.2 million aggregate principal amount of the 2023 Notes, including approximately $0.2 million of accrued interest on such notes, in privately negotiated transactions.
Accounting for 2023 and 2026 Convertible Notes (collectively, "the Notes")
In accounting for the issuance of the 2023 and 2026 convertible senior notes, the Company separated the Notes into liability and equity components. The carrying amount of the liability of the equity component representing the conversion option was $110.6 million and $145.4 million for the 2023 and 2026 Notes, respectively. The amounts were determined by deducting the fair value of the liability component from the par value of each of the Notes. Due to the partial extinguishment of the 2023 Notes, the equity component of the 2023 Notes was reduced by $27.7 million.
The equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (the debt discount), along with related issuance fees, are amortized to interest expense over the term of the Notes at an effective annual interest rate of 5.87% and 7.45% for the 2023 and 2026 Notes, respectively.
The net carrying amount of the liability component of the Notes is as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Principal	$999.8	$575.0
Unamortized discount and issuance costs	(216.0)	(105.9)
Net carrying amount	$783.8	$469.1
The net carrying amount of the equity component of the Notes is as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Discount related to value of conversion options	$262.3	$113.3
Partial extinguishment of 2023 Notes	(27.7)	—
Debt issuance costs	(6.3)	(2.7)
Net carrying amount	$228.3	$110.6
The interest expense recognized related to the Notes is as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Interest expense	$6.8	$4.3
Amortization of discount and issuance costs	26.2	18.3
Total interest expense	$33.0	$22.6
No interest expense relating to the Notes was recognized for the fiscal year ended June 24, 2018.
The estimated fair value of the Notes is $1,280.3 million, as determined by a Level 2 valuation as of June 28, 2020.